Earnings Per Share Earnings Per Share - Potential Common Shares Excluded in the Computation of Diluted Earnings Per Share Because They Would Have Been Antidilutive (Details)
In Millions, unless otherwise specified
	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Employee stock plans [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares that could dilute basic earnings per share in the future (in shares)	39.9	104.8	81.4
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares that could dilute basic earnings per share in the future (in shares)	186.0	257.6	182.7